Prepaid Land Lease Payments - Summary of Prepaid Land Lease Payments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Arrangements Involving Legal Form Of Lease [Abstract]
Carrying amount, beginning balance	$ 1,105	$ 1,794
Recognized lease expense during the year	(35)	(57)
Classified as held for sales		(566)
Exchange difference	33	(66)
Carrying amount, ending balance	1,103	1,105
Current portion included in prepayments	36	35
Non-current portion included in prepaid land lease payments	$ 1,067	$ 1,070